Long-Term Debt (Details) (USD $)	0 Months Ended
	Jun. 07, 2012 item	Sep. 30, 2013	Dec. 31, 2012
Long-term debt
Additional deferred payment			$ 1,200,000
Loan Agreement
Long-term debt
Number of lenders	3
Aggregate principal amount	20,000,000
Payment period of debt	42 months
Number of interest only payments	12
Number of principal and interest payments	30
Interest rate (as a percent)	8.50%
Closing fee	200,000
Period of amortization of financing costs	42 months
Additional deferred payment	1,200,000
Effective interest rate (as a percent)	11.80%
Outstanding balance		$ 18,200,000	$ 20,000,000